Virtus Asset Trust

One Financial Plaza

Hartford, Connecticut 06103

February 6, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549-4644

Re:	Virtus Asset Trust (the “Registrant”) (File No. 333-276036)

Pre-Effective Amendment No. 1 (the “Amendment”) to the Registration Statement on Form N-14

To The Commission Staff:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant hereby certifies that (i) the prospectus/information statement and statement of additional information that would have been filed by the Registrant pursuant to Rule 497(b) under the Securities Act would not have differed from those contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the U.S. Securities and Exchange Commission via the EDGAR system on January 31, 2024, and effective on February 1, 2024.

No fee is required in connection with this filing. Please contact Stephanie A. Capistron at Dechert LLP at (617) 728-7127 with any comments or questions concerning this filing.

Very truly yours,

Virtus Asset Trust

By:	/s/ Daphne Chisolm
Name:	Daphne Chisolm
Title:	Vice President, Counsel and Assistant Secretary

cc:	Stephanie A. Capistron, Dechert LLP

Kimberley Church, Dechert LLP